CONVERTIBLE NOTES (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 03, 2020 $ / shares shares	Dec. 09, 2019 $ / shares shares	Aug. 31, 2019 USD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Mar. 11, 2021 $ / shares
Convertible Notes (Details) [Line Items]
Convertible notes | $						$ 4,417
Interest expense | $					$ 271	$ 379
Convertible notes issued (in Shares) | shares				2,415,022
Convertible notes (units)			0.142
Convertible notes and warrants total consideration | $			$ 1,420
Convertible notes and warrants consideration per unit (in Dollars per share)				$ 5.06		$ 100	$ 4.60
Discount of warrant			10.00%
Financing expense | $					$ 65
Convertible Notes Related Warrants 2019 [Member]
Convertible Notes (Details) [Line Items]
Convertible notes and warrants consideration per unit (in Dollars per share)	$ 6.72
Warrant excercise | shares	297,589
Warrant [Member]
Convertible Notes (Details) [Line Items]
Convertible notes and warrants consideration per unit (in Dollars per share)		$ 8.80
IPO [Member]
Convertible Notes (Details) [Line Items]
Convertible notes issued (in Shares) | shares	312,170
Convertible notes and warrants consideration per unit (in Dollars per share)	$ 8.80
Warrant term	5 years
Share price per unit (in Dollars per share)	$ 8.00
Convertible debt conversion price (in Dollars per share)	$ 8.80
Ordinary Shares issued | shares	2,500,000
Warrant expired		Dec. 08, 2024
IPO [Member] | Convertible Notes Related Warrants 2019 [Member]
Convertible Notes (Details) [Line Items]
Convertible notes and warrants consideration per unit (in Dollars per share)		$ 6.72
Ordinary Shares issued | shares		55,785